Quarterly Report
March 31, 2023
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.8%
Aerospace & Defense – 3.1%
AeroVironment, Inc. (a)	40,236	$3,688,032
CACI International, Inc., “A” (a)	22,451	6,651,782
KBR, Inc.	157,811	8,687,496
Kratos Defense & Security Solutions, Inc. (a)	194,494	2,621,779
		$21,649,089
Apparel Manufacturers – 2.5%
On Holding AG (a)	188,822	$5,859,147
Skechers USA, Inc., “A” (a)	236,921	11,258,486
		$17,117,633
Automotive – 2.5%
Methode Electronics, Inc.	190,555	$8,361,553
Visteon Corp. (a)	58,555	9,183,181
		$17,544,734
Biotechnology – 3.1%
Abcam PLC, ADR (a)	556,961	$7,496,695
Adaptive Biotechnologies Corp. (a)	294,404	2,599,587
AlloVir, Inc. (a)	165,962	653,890
BioAtla, Inc. (a)	105,598	283,003
BioXcel Therapeutics, Inc. (a)	69,798	1,302,431
Immunocore Holdings PLC, ADR (a)	72,000	3,559,680
Lyell Immunopharma, Inc. (a)	210,617	497,056
MaxCyte, Inc. (a)	379,301	1,877,540
Oxford Nanopore Technologies PLC (a)	663,620	1,828,984
Prelude Therapeutics, Inc. (a)	101,925	580,973
Sana Biotechnology, Inc. (a)	162,437	531,169
		$21,211,008
Brokerage & Asset Managers – 3.2%
GCM Grosvenor, Inc., “A”	637,985	$4,982,663
Hamilton Lane, Inc., “A”	101,926	7,540,486
WisdomTree Investments, Inc.	1,693,312	9,922,808
		$22,445,957
Business Services – 10.2%
ExlService Holdings, Inc. (a)	89,359	$14,460,967
Keywords Studios PLC	229,004	7,791,327
Payoneer Global, Inc. (a)	945,380	5,936,986
Remitly Global, Inc. (a)	317,717	5,385,303
TaskUs, Inc., “A” (a)	437,860	6,322,699
Thoughtworks Holding, Inc. (a)	1,077,000	7,926,720
TriNet Group, Inc. (a)	64,529	5,201,683
WNS (Holdings) Ltd., ADR (a)	191,683	17,859,105
		$70,884,790
Chemicals – 3.4%
Element Solutions, Inc.	659,705	$12,738,904
Ingevity Corp. (a)	153,008	10,943,132
		$23,682,036
Computer Software – 7.4%
Alkami Technology, Inc. (a)	420,439	$5,322,758
Definitive Healthcare Corp. (a)	380,897	3,934,666
DoubleVerify Holdings, Inc. (a)	255,174	7,693,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Kinaxis, Inc. (a)	46,961	$6,447,712
nCino, Inc. (a)	137,815	3,415,056
Paycor HCM, Inc. (a)	324,383	8,602,637
Paylocity Holding Corp. (a)	22,119	4,396,815
Procore Technologies, Inc. (a)	112,220	7,028,338
Sabre Corp. (a)	1,084,014	4,650,420
		$51,491,898
Computer Software - Systems – 4.2%
Five9, Inc. (a)	125,453	$9,068,997
Nuvei Corp. (a)	198,243	8,628,527
Q2 Holdings, Inc. (a)	221,751	5,459,510
Rapid7, Inc. (a)	132,728	6,093,542
		$29,250,576
Construction – 1.2%
AZEK Co., Inc. (a)	208,494	$4,907,949
Trex Co., Inc. (a)	65,511	3,188,420
		$8,096,369
Consumer Services – 3.0%
Boyd Group Services, Inc.	40,910	$6,539,546
Bright Horizons Family Solutions, Inc. (a)	88,924	6,846,259
European Wax Center, Inc., “A”	374,492	7,115,348
		$20,501,153
Electrical Equipment – 3.5%
Littlefuse, Inc.	29,701	$7,962,541
Sensata Technologies Holding PLC	330,863	16,549,767
		$24,512,308
Electronics – 2.5%
Advanced Energy Industries, Inc.	88,690	$8,691,620
Allegro MicroSystems, Inc. (a)	74,697	3,584,709
Formfactor, Inc. (a)	150,995	4,809,191
		$17,085,520
Energy - Independent – 3.5%
Magnolia Oil & Gas Corp., “A”	319,407	$6,988,625
Matador Resources Co.	208,455	9,932,881
Permian Resources Corp.	684,072	7,182,756
		$24,104,262
Energy - Renewables – 0.3%
Nextracker, Inc. “A” (a)	54,539	$1,977,584
Engineering - Construction – 1.8%
Jacobs Solutions, Inc.	108,393	$12,737,261
Entertainment – 1.2%
Manchester United PLC, “A”	129,423	$2,866,719
Vivid Seats, Inc., “A” (a)	717,498	5,474,510
		$8,341,229
Food & Beverages – 1.4%
Duckhorn Portfolio, Inc. (a)	481,863	$7,661,622
Oatly Group AB, ADR (a)(l)	756,282	1,830,202
		$9,491,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.5%
Genius Sports Ltd. (a)	907,004	$4,516,880
Penn Entertainment, Inc. (a)	419,082	12,429,972
		$16,946,852
General Merchandise – 2.8%
Five Below, Inc. (a)	35,389	$7,289,073
Ollie's Bargain Outlet Holdings, Inc. (a)	205,714	11,919,069
		$19,208,142
Leisure & Toys – 2.3%
Brunswick Corp.	125,212	$10,267,384
Corsair Gaming, Inc. (a)	168,776	3,097,039
Funko, Inc., “A” (a)	275,169	2,594,844
		$15,959,267
Machinery & Tools – 1.9%
Crane Co. (a)	14,259	$1,063,721
Ritchie Bros. Auctioneers, Inc.	211,007	11,877,584
		$12,941,305
Medical & Health Technology & Services – 1.9%
Certara, Inc. (a)	209,949	$5,061,871
HealthEquity, Inc. (a)	139,113	8,167,324
		$13,229,195
Medical Equipment – 8.0%
Bruker BioSciences Corp.	122,877	$9,687,623
CryoPort, Inc. (a)	160,806	3,859,344
Envista Holdings Corp. (a)	340,736	13,929,288
Gerresheimer AG	97,280	9,616,339
Maravai Lifesciences Holdings, Inc., “A” (a)	208,685	2,923,677
OptiNose, Inc. (a)(l)	581,679	1,122,640
Outset Medical, Inc. (a)	98,311	1,808,922
PROCEPT BioRobotics Corp. (a)	102,999	2,925,172
Shockwave Medical, Inc. (a)	28,533	6,186,810
Silk Road Medical, Inc. (a)	86,916	3,401,023
		$55,460,838
Oil Services – 3.7%
Cactus, Inc., “A”	236,685	$9,758,523
ChampionX Corp.	584,570	15,859,384
		$25,617,907
Other Banks & Diversified Financials – 0.3%
First Interstate BancSystem, Inc.	25,352	$757,011
Pacific Premier Bancorp, Inc.	39,044	937,837
		$1,694,848
Pharmaceuticals – 2.4%
Annexon, Inc. (a)	157,851	$607,726
Collegium Pharmaceutical, Inc. (a)	128,893	3,092,143
Harmony Biosciences Holdings (a)	78,665	2,568,412
Kymera Therapeutics, Inc. (a)	64,550	1,912,616
Legend Biotech Corp., ADR (a)	60,763	2,929,992
Neurocrine Biosciences, Inc. (a)	32,117	3,250,883
SpringWorks Therapeutics, Inc. (a)	92,209	2,373,460
		$16,735,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 2.6%
GFL Environmental, Inc.	518,824	$17,868,299
Real Estate – 1.6%
STAG Industrial, Inc., REIT	329,699	$11,150,420
Specialty Chemicals – 2.7%
Axalta Coating Systems Ltd. (a)	473,409	$14,339,558
Univar Solutions, Inc. (a)	123,458	4,324,734
		$18,664,292
Specialty Stores – 2.0%
ACV Auctions, Inc. (a)	414,982	$5,357,418
Leslie's, Inc. (a)	273,331	3,009,374
Petco Health & Wellness Co., Inc. (a)	624,902	5,624,118
		$13,990,910
Trucking – 2.1%
Knight-Swift Transportation Holdings, Inc.	179,813	$10,173,819
Saia, Inc. (a)	15,749	4,284,988
		$14,458,807
Total Common Stocks		$656,051,545
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$2.57	11/23/22	186,662	$0

Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 4.56% (v)	32,811,183	$32,817,745
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86% (j)	803,143	$803,143

Other Assets, Less Liabilities – 0.4%		2,565,926
Net Assets – 100.0%		$692,238,359
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $32,817,745 and $656,854,688, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$540,365,009	$0	$—	$540,365,009
Canada	51,361,668	—	—	51,361,668
United Kingdom	26,231,301	1,828,984	—	28,060,285
India	17,859,105	—	—	17,859,105
Germany	9,616,339	—	—	9,616,339
Switzerland	5,859,147	—	—	5,859,147
China	2,929,992	—	—	2,929,992
Mutual Funds	33,620,888	—	—	33,620,888
Total	$687,843,449	$1,828,984	$—	$689,672,433
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,980,397	$52,364,523	$49,526,644	$1,754	$(2,285)	$32,817,745
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$392,787	$—